Marketable securities	9 Months Ended
Sep. 30, 2025
Disclosure of financial assets [abstract]
Disclosure of financial assets [text block]
6 MARKETABLE SECURITIES

	Average yield p.a. %	09/30/2025	12/31/2024
In local currency
Private funds	99.50% of CDI	430,023	552,635
Private Securities ("CDBs")	101.80% of CDI	4,603,030	11,144,881
Public Securities (1)	IPCA + 6.10%	1,255,594	1,203,776
CDBs - Escrow Account (2)	102.30% of CDI	317,098	391,964
Public Securities - Instituto de Crédito Oficial (ICO)	12.64%	614,047
Other	99.94% of CDI	24,729
		7,244,521	13,293,256
Foreign currency
Time deposits (3)	4.97%	802,906
Other		4,357	70,255
		807,263	70,255
		8,051,784	13,363,511

Current		7,734,686	12,971,547
Non-Current		317,098	391,964
(1)Acquisition of Brazil National Treasury Notes indexed to IPCA (NTN-B).
(2)Refers to escrow accounts, which will be released only after obtaining the applicable governmental approvals, and pending compliance by the Company with the conditions precedent in transactions involving the sale of rural properties.
(3)Refers to Time Deposit investments, with maturities over 90 days, which are remunerated bank deposits with specific maturity periods.